Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	150,621,827
Proposed Maximum Offering Price per Unit	0.2750
Maximum Aggregate Offering Price	$ 41,421,002.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,720.24
Offering Note	Includes up to an aggregate of 150,621,827 shares of Common Stock that may be offered and sold from time to time by the selling shareholders, consisting of: (i) 1,175,090 shares of Common Stock; (ii) 12,643,680 shares of Common Stock issuable upon the exercise of pre-funded warrants; (iii) 13,818,770 shares of Common Stock issuable upon the exercise of Series A warrants; (iv) 13,818,770 shares of Common Stock issuable upon the exercise of Series B warrants; (v) 35,648,276 shares of Common Stock issuable upon the conversion of Series A Convertible Preferred Stock and Series B Convertible Preferred Stock (or upon the exercise of pre-funded warrants that may be issued in lieu thereof), (vi) 24,505,747 shares of Common Stock (or shares of Common Stock issuable upon the exercise of pre-funded warrants that may be issued in lieu thereof), 24,505,747 shares of Common Stock issuable upon the exercise of Series A Warrants and 24,505,747 shares of Common Stock issuable upon the exercise of Series B Warrants, in each case issuable pursuant to the exchange of our Series C Convertible Preferred Stock.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends, recapitalizations or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($0.290) and low ($0.260) sale prices of the Registrant’s Common Stock as reported on The Nasdaq Global Market on July 24, 2026, which was $0.275 per share.